Inventories (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Finished products
Finished products	$ 3,028	$ 3,097
Work in progress	868	567
Consumable inventory	1,052	1,159
Net realizable value provision (i)	(155)	(139)
Total of inventories	4,793	4,684
Iron Solutions [Member]
Finished products
Finished products	2,459	2,457
Energy Transition Metals [Member]
Finished products
Finished products	$ 569	$ 640